Change in Working Capital - Summary of Change in Working Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Change In Working Capital [abstract]
Inventories	$ (89.9)	$ (56.2)	$ 0.8
Trade and other receivables	(88.0)	(5.6)	(0.5)
Trade and other payables	6.1	37.2	(32.2)
Total change in working capital	$ (171.8)	$ (24.6)	$ (31.9)